Income Taxes (Schedule of Components of Income Tax Provision) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Current tax expense:
Federal	$ 0		$ 0
State	0		0
Total	0		0
Deferred tax expense:
Federal	11,813		15,847
State	2,192		2,940
Total	14,005		18,787
Total income tax expense	$ 14,005	$ 0	$ 18,787	$ 0